As filed with the Securities and Exchange Commission on September 6, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21079

Trust for Advisor Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI			53202
(Address of principal executive offices)			(Zip code)

Stacie L. Lamb, 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-569-2382

Date of fiscal year end:	December 31, 2017

Date of reporting period:	June 30, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2017

Hatteras Alpha Hedged Strategies Fund

Hatteras Disciplined Opportunity Fund

TRUST FOR ADVISOR SOLUTIONS

For the period ended June 30, 2017

Table of Contents

Allocation of Portfolio Assets	1-2
Schedules of Investments	3-8
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11-12
Notes to Financial Statements	13-25
Expense Example	26

TRUST FOR ADVISOR SOLUTIONS

Hatteras Alpha Hedged Strategies Fund

Hatteras Disciplined Opportunity Fund

Financial Statements

For the period ended June 30, 2017

TRUST FOR ADVISOR SOLUTIONS

HATTERAS ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets — June 30, 2017 (Unaudited)

Investments are a percentage of Total Net Assets.

TRUST FOR ADVISOR SOLUTIONS

HATTERAS DISCIPLINED OPPORTUNITY FUND

Allocation of Portfolio Assets — June 30, 2017 (Unaudited)

Investments are a percentage of Total Net Assets.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Shares	Value
Underlying Funds — 96.2%
Hatteras Disciplined Opportunity Fund[a]	1,282,227	$13,963,449
LoCorr Macro Strategies Fund	803,159	7,051,736
Loomis Sayles Strategic Alpha Fund	570,715	5,604,420
Vivaldi Merger Arbitrage Fund	864,993	9,177,574
Total Underlying Funds (Cost $35,707,222)		$35,797,179
Money Market Funds — 4.1%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class, 0.85%[b]	1,527,670	1,527,670
Total Money Market Funds (Cost $1,527,670)		1,527,670
Total Investments (Cost $37,234,892) — 100.3%		37,324,849
Liabilities in Excess of Other Assets — (0.3)%		(118,304)
Total Net Assets — 100.0%		$37,206,545

Percentages are stated as a percent of net assets.

a — Affiliated issuer. Please refer to Note 8 of the Notes to Financial Statements.

b — Variable Rate Security. The rate shown represents the seven day yield at June 30, 2017.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds	$35,797,179	$—	$—	$35,797,179
Money Market Funds	1,527,670	—	—	1,527,670
Total Investments	$37,324,849	$—	$—	$37,324,849

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Contracts	Value
Purchased Options — 111.9%
Call Options — 108.7%[a]
S&P 500 Composite Stock Price Index
Expiration July 2017, Exercise Price: $28.60	170	$3,632,077
Expiration July 2017, Exercise Price: $219.30	170	392,156
Expiration August 2017, Exercise Price: $27.95	155	3,315,834
Expiration August 2017, Exercise Price: $214.35	155	434,378
Expiration September 2017, Exercise Price: $27.78	160	3,419,933
Expiration September 2017, Exercise Price: $213.00	160	473,947
Expiration October 2017, Exercise Price: $28.30	160	3,406,345
Expiration October 2017, Exercise Price: $217.00	160	418,739
Expiration November 2017, Exercise Price: $29.55	135	2,852,666
Expiration November 2017, Exercise Price: $30.50	60	1,262,179
Expiration November 2017, Exercise Price: $226.70	135	245,857
Expiration November 2017, Exercise Price: $233.80	60	75,239
Expiration December 2017, Exercise Price: $29.60	145	3,058,388
Expiration December 2017, Exercise Price: $31.17	70	1,465,540
Expiration December 2017, Exercise Price: $227.10	145	269,197
Expiration December 2017, Exercise Price: $239.10	70	67,261
Expiration January 2018, Exercise Price: $30.55	150	3,144,788
Expiration January 2018, Exercise Price: $234.20	150	207,308
Expiration February 2018, Exercise Price: $30.95	150	3,133,538
Expiration February 2018, Exercise Price: $237.20	150	189,137
Expiration March 2018, Exercise Price: $30.50	200	4,180,662
Expiration March 2018, Exercise Price: $233.80	200	313,338
Expiration April 2018, Exercise Price: $30.50	200	4,174,065
Expiration April 2018, Exercise Price: $233.80	200	328,221
Expiration May 2018, Exercise Price: $30.50	200	4,167,542
Expiration May 2018, Exercise Price: $233.80	200	343,805
Expiration June 2018, Exercise Price: $30.69	180	3,741,366
Expiration June 2018, Exercise Price: $235.10	180	306,748
Expiration July 2018, Exercise Price: $31.17	215	4,452,035
Expiration July 2018, Exercise Price: $239.10	215	325,725
Expiration August 2018, Exercise Price: $31.65	170	3,506,628
Expiration August 2018, Exercise Price: $242.55	170	235,859
Total Call Options		57,540,501
Put Options — 3.2%[a]
S&P 500 Composite Stock Price Index
Expiration July 2017, Exercise Price: $219.30	170	488
Expiration August 2017, Exercise Price: $214.35	155	3,331
Expiration September 2017, Exercise Price: $213.00	160	9,667
Expiration October 2017, Exercise Price: $217.00	160	20,264
Expiration November 2017, Exercise Price: $226.70	135	41,688
Expiration November 2017, Exercise Price: $233.80	60	26,889
Expiration December 2017, Exercise Price: $227.10	145	57,232
Expiration December 2017, Exercise Price: $239.10	70	48,425
Expiration January 2018, Exercise Price: $234.20	150	95,196
Expiration February 2018, Exercise Price: $237.20	150	123,028
Expiration March 2018, Exercise Price: $233.80	200	159,345
Expiration April 2018, Exercise Price: $233.80	200	175,592
Expiration May 2018, Exercise Price: $233.80	200	192,541
Expiration June 2018, Exercise Price: $235.10	180	194,812
Expiration July 2018, Exercise Price: $239.10	215	277,686
Expiration August 2018, Exercise Price: $242.55	170	256,288
Total Put Options		1,682,472
Total Purchased Options (Cost $55,855,714)		59,222,973

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited) (continued)

	Shares	Value
Money Market Funds — 1.0%
BlackRock Liquidity Funds T-Fund Portfolio Cash Management — Institutional Class, 0.34%[b,c]	265,761	$265,761
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio — Institutional Class 0.85%[b,c]	257,721	257,721
Total Money Market Funds (Cost $523,482)		523,482
Total Investments (Cost $56,379,196) — 112.9%		59,746,455
Liabilities in Excess of Other Assets — (12.9)%		(6,825,771)
Total Net Assets — 100.0%		$52,920,684

Percentages are stated as a percent of net assets.

a  Non-income producing.

b  Variable Rate Security. The rate shown represents the seven day yield at June 30, 2017.

c  All or a portion have been committed as collateral for written options.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND

SCHEDULE OF OPTIONS WRITTEN

June 30, 2017 (Unaudited)

	Contracts	Value
Options Written — 12.8%
Call Options — 11.3%
S&P 500 Composite Stock Price Index
Expiration: July 2017, Exercise Price: $227.20	340	$518,058
Expiration: August 2017, Exercise Price: $223.00	310	608,672
Expiration: September 2017, Exercise Price: $221.60	320	686,425
Expiration: October 2017, Exercise Price: $225.20	320	599,807
Expiration: November 2017, Exercise Price: $235.95	270	295,511
Expiration: November 2017, Exercise Price: $238.70	120	108,094
Expiration: December 2017, Exercise Price: $235.80	290	344,879
Expiration: December 2017, Exercise Price: $243.50	140	95,829
Expiration: January 2018, Exercise Price: $242.20	300	253,347
Expiration: February 2018, Exercise Price: $247.60	300	191,514
Expiration: March 2018, Exercise Price: $242.10	400	407,200
Expiration: April 2018, Exercise Price: $243.20	400	413,562
Expiration: May 2018, Exercise Price: $244.30	400	423,375
Expiration: June 2018, Exercise Price: $246.30	360	370,852
Expiration: July 2018, Exercise Price: $251.00	430	370,463
Expiration: August 2018, Exercise Price: $254.31	340	267,631
Total Call Options		5,955,219
Put Options — 1.5%
S&P 500 Composite Stock Price Index
Expiration: July 2017, Exercise Price: $197.37	170	15
Expiration: August 2017, Exercise Price: $192.92	155	511
Expiration: September 2017, Exercise Price: $191.70	160	2,907
Expiration: October 2017, Exercise Price: $195.30	160	6,433
Expiration: November 2017, Exercise Price: $204.03	135	13,953
Expiration: November 2017, Exercise Price: $210.42	60	8,359
Expiration: December 2017, Exercise Price: $204.39	145	21,231
Expiration: December 2017, Exercise Price: $215.19	70	16,308
Expiration: January 2018, Exercise Price: $210.78	150	36,509
Expiration: February 2018, Exercise Price: $213.48	150	50,443
Expiration: March 2018, Exercise Price: $210.42	200	70,190
Expiration: April 2018, Exercise Price: $210.42	200	81,101
Expiration: May 2018, Exercise Price: $210.42	200	92,422
Expiration: June 2018, Exercise Price: $211.59	180	96,525
Expiration: July 2018, Exercise Price: $215.19	215	140,307
Expiration: August 2018, Exercise Price: $218.30	170	131,865
Total Put Options		769,079
Total Options Written (Premiums received $5,459,706) — 12.8%		$6,724,298

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND

The activity related to the Fund's purchased options is included within investments on the Statements of Assets and Liabilities, in realized gain (loss) on investments and change in unrealized appreciation (depreciation) on investments on the Statements of Operations. The activity related to the Fund's written options is disclosed separately on the Statements of Assets and Liabilities, in realized gain (loss) on written option contracts and the change in unrealized appreciation (depreciation) on written option contracts in the Statements of Operations.

The average quarterly market value of purchased and written options during the trailing four quarters ended June 30, 2017 were as follows:

Purchased options	$43,449,240
Written options	$5,030,360

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund's assets and liabilities as of June 30, 2017 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$59,222,973	$—	$59,222,973
Money Market Funds	523,482	—	—	523,482
Total Investments	$523,482	$59,222,973	$—	$59,746,455
Options Written	$—	$6,724,298	$—	$6,724,298

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS
HATTERAS DISCIPLINED OPPORTUNITY FUND

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflects margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2017 (Unaudited):

Assets:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Purchased Options	$59,222,973	$—	$59,222,973	$(6,724,298)	$—	$52,498,675
	$59,222,973	$—	$59,222,973	$(6,724,298)	$—	$52,498,675

Liabilities:

	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	Statement of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Options Written	$6,724,298	$—	$6,724,298	$(6,724,298)	$—	$—
	$6,724,298	$—	$6,724,298	$(6,724,298)	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	Alpha	Disciplined Opportunity
Assets:
Investments in affiliated Funds, at value (cost $13,707,197, $0)	$13,963,449	$—
Investments in unaffiliated securities, at value (cost $23,527,695, $56,379,196)	23,361,400	59,746,455
Receivable from Advisor	9,215	—
Receivable for Fund shares issued	38,066	53,921
Dividends and interest receivable	737	578
Prepaid expenses	51,037	11,899
Total Assets	37,423,904	59,812,853
Liabilities:
Written option contracts, at value (premiums received $0, $5,459,706)	—	6,724,298
Payable for Fund shares redeemed	124,656	30,936
Payable to Advisor	—	54,436
Accrued custody fees	1,108	849
Accrued chief compliance officer fees	2,459	—
Accrued transfer agent fees	20,916	5,389
Accrued administration and accounting fees	48,551	40,885
Accrued distribution fee	11,516	25
Accrued expenses and other liabilities	8,153	35,351
Total Liabilities	217,359	6,892,169
Net Assets	$37,206,545	$52,920,684
Net Assets Consist of:
Shares of beneficial interest	$26,285,295	$50,054,698
Undistributed net investment income (loss)	(595,909)	(361,570)
Accumulated net realized gain (loss)	11,427,202	1,124,889
Net unrealized appreciation (depreciation) on:
Investments in affiliated Funds	256,252	—
Investments in unaffiliated issuers	(166,295)	3,367,259
Written option contracts	—	(1,264,592)
Total Net Assets	$37,206,545	$52,920,684
Class A Shares
Net assets	$8,334,184	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	790,016	—
Net asset value and redemption price per share	$10.55	—
Maximum offering price per share ($10.55 divided by 0.9525)	$11.08	—
Class C Shares
Net assets	$7,163,364	—
Shares outstanding (unlimited shares authorized, $0.001 par value)	709,256	—
Net asset value, redemption price and offering price per share	$10.10	—
Institutional Class Shares
Net assets	$21,708,997	$52,920,684
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,995,891	4,859,942
Net asset value, redemption price and offering price per share	$10.88	$10.89

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENTS OF OPERATIONS

	For the Six Months Ended June 30, 2017 (Unaudited)
	Alpha	Disciplined Opportunity
Investment Income:
Dividend income from unaffiliated securities	$41,017	$—
Interest income from unaffiliated securities	15,685	3,299
Total Investment Income	56,702	3,299
Expenses:
Distribution fees (Class A Shares)	13,225	—
Distribution fees (Class C Shares)	43,698	—
Management fees	65,597	261,809
Administration and accounting fees	92,028	61,374
Audit fees	6,695	16,064
Chief compliance officer fees	4,959	4,974
Custody fees	2,023	1,394
Trustees' fees	26,450	14,601
Registration fees	23,259	10,829
Legal fees	13,055	7,088
Printing fees	17,986	5,153
Transfer agent fees	52,181	7,995
Other expenses	7,031	2,137
Total operating expenses before dividend and interest expense	368,187	393,418
Fees recouped (waived)	(114,017)	(28,549)
Net Expenses	254,170	364,869
Net Investment Income (Loss)	(197,468)	(361,570)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments in affiliated Funds and Portfolios	13,094,597	—
Investments in unaffiliated issuers	9,008	3,902,231
Written option contracts	—	(2,172,544)
Net Realized Gain (Loss)	13,103,605	1,729,687
Change in unrealized appreciation (depreciation) on:
Affiliated Funds and Portfolios	(11,538,540)	—
Investments in unaffiliated issuers	(166,295)	904,265
Written option contracts	—	(444,278)
Net Change in Unrealized Appreciation (Depreciation)	(11,704,835)	459,987
Net Realized and Unrealized Gain (Loss) on Investments	1,398,770	2,189,674
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,201,302	$1,828,104

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED STRATEGIES FUND	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$(197,468)	$(1,074,331)
Net realized gain (loss) on affiliated and unaffiliated Portfolios	13,103,605	34,443,239
Change in unrealized appreciation on affiliated and unaffiliated Portfolios	(11,704,835)	(48,402,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,201,302	(15,033,818)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—	(202,943)
Class C Shares	—	—
Institutional Shares	—	(555,375)
Total Dividends and Distributions	—	(758,318)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	—	1,808,075
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares exchanged for Class A shares (See Note 1)	—	(11,602,900)
Cost of shares redeemed	—	(10,168,788)
A Shares:
Proceeds from shares issued	158,452	134,889
Proceeds from shares issued to holders in reinvestment of dividends	—	173,543
Cost of shares issued in exchange for No Load Class (See Note 1)	—	11,602,900
Cost of shares redeemed	(5,473,703)	(5,242,951)
C Shares:
Proceeds from shares issued	9,816	114,206
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(3,767,574)	(12,351,857)
Institutional Shares:
Proceeds from shares issued	3,828,891	11,285,784
Proceeds from shares issued to holders in reinvestment of dividends	—	498,521
Cost of shares redeemed	(27,870,567)	(235,693,731)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,114,685)	(249,442,309)
Total Increase (Decrease) in Net Assets	(31,913,383)	(265,234,445)
Net Assets:
Beginning of period	69,119,928	334,354,373
End of period*	$37,206,545	$69,119,928
* Including undistributed net investment income (loss)	$(595,909)	$(398,441)

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

HATTERAS DISCIPLINED OPPORTUNITY FUND	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$(361,570)	$(593,497)
Net realized gain (loss)	1,729,687	1,798,543
Change in unrealized appreciation (depreciation)	459,987	1,244,318
Net Increase in Net Assets Resulting from Operations	1,828,104	2,449,364
Dividends and Distributions to Shareholders:
Capital Gain Distribution:
Institutional Shares	—	(1,119,982)
Total Dividends and Distributions	—	(1,119,982)
Capital Share Transactions:
Institutional Shares:
Proceeds from shares issued	19,812,791	5,748,949
Proceeds from shares issued to holders in reinvestment of dividends	—	1,107,634
Cost of shares redeemed	(2,651,197)	(7,579,521)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,161,594	(722,938)
Total Increase (Decrease) in Net Assets	18,989,698	606,444
Net Assets:
Beginning of period	33,930,986	33,324,542
End of period*	$52,920,684	$33,930,986
* Including undistributed net investment income (loss)	$(361,570)	$—

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited)

1. ORGANIZATION

Trust for Advisor Solutions (the "Trust") (until August 1, 2016, Trust for Advisor Solutions was known as Hatteras Alternative Mutual Funds Trust) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing two diversified series of shares to investors. These financial statements contain the following two series: Hatteras Alpha Hedged Strategies Fund ("Alpha") and Hatteras Disciplined Opportunity Fund ("Disciplined Opportunity") (individually a "Fund," collectively the "Funds"). Alpha commenced operations on September 23, 2002. Disciplined Opportunity commenced operations on January 1, 2014. Each Fund has its own investment objective and policies. On March 20, 2017, the Board approved a plan on behalf of Hatteras Managed Futures Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, and Hatteras Event Driven Fund, each a series of the Trust, to return each Fund's investor capital, as well as any previously undistributed taxable income and capital gains, to the applicable Fund's shareholders, on or about April 26, 2017. On April 26, 2017, each Fund returned its investors' capital and closed. As a mutual fund of funds, Alpha pursues its investment objective by investing in other affiliated and unaffiliated mutual funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The results of the affiliated Underlying Fund are shown in accompanying financial statements as its performance has impacted the results of Alpha. The results of the unaffiliated Underlying Funds are available from the SEC's EDGAR database at www.sec.gov.

Alpha offers Class A Shares, Class C Shares, and Institutional Shares. Effective at the close of business on October 14, 2016, the outstanding No Load shares of Alpha were exchanged for Class A shares of Alpha (the "Class Exchange"). The Class Exchange was completed based on the relative net asset value ("NAV") of each share class on October 14, 2016. Disciplined Opportunity offers Institutional Shares. Class A Shares of Alpha commenced operations on May 2, 2011. The Class A Shares for Alpha have a sales charge (load) of 4.75% (of the offering price). Class A Shares have an annual fee (distribution fees) of 0.25% and a contingent deferred sales charge of 1.00% for shares liquidated within 18 months of purchase. Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

Investment Valuation

Alpha generally does not make direct investments in securities or financial instruments, and invests substantially all of its assets in affiliated and non-affiliated investment companies at the stated net asset value, which equals fair value.

Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts. Restricted cash includes deposits for short sales and derivatives.

Security Valuation

Investments by Disciplined Opportunity are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation (continued)

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). FLEX Options are valued by an independent third party pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility, and the level of the underlying reference entity.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Funds, LP (the "Advisor") and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of Disciplined Opportunity with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day's price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the Funds may value their securities or fair value as determined in accordance with procedures approved by the Board.

Various inputs are used in determining the value of Disciplined Opportunity's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market funds are valued at their net asset value.

A summary of the inputs used to value the Funds' assets and liabilities as of June 30, 2017, is located in a table following each Fund's Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss

Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense are recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Funds are in conformity with U.S. GAAP.

Short Sales

Disciplined Opportunity may engage in short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. This typically is done for economic hedging purposes to protect the Fund under circumstances when the stock price of a portfolio holding is deteriorating. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, subsequently is marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices that could differ from the amount reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividends paid on short positions are categorized as dividend expense in the Statements of Operations. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. The amount of segregated assets is required to be adjusted daily to reflect changes in the market value of the securities sold short. The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. The potential loss of investing in a short position is unlimited.

Taxes and Distributions to Shareholders

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2016. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits or uncertain tax positions in the statements of operations. During the year ended December 31, 2016, the Funds did not incur any interest or penalties.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2016, open Federal tax years include the tax years ended December 31, 2013 through December 31, 2016, and open North Carolina tax years include the tax years ended December 31, 2013 through December 31, 2016. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Master Netting Arrangements — Disciplined Opportunity is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow Disciplined Opportunity to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. A summary of the effects of these Master Netting Arrangements on the Statements of Assets and Liabilities as of June 30, 2017, is located in a table following Disciplined Opportunity's Schedule of Investments in these financial statements.

3. DERIVATIVE TRANSACTIONS

Disciplined Opportunity utilized derivative instruments during the six months ended June 30, 2017. Disciplined Opportunity's use of derivatives included FLEX options. The Funds utilize derivatives for risk management, hedging activities, and speculative purposes.

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by an account. The success of derivatives strategies will also be affected by the advisor's or sub-advisor's ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Disciplined Opportunity — Disciplined Opportunity uses long options to create broad market exposure while utilizing put options and short strategies to enhance market returns and reduce market losses. Specifically, the Fund uses FLEX options, whose customized exercise prices and expiration dates, allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts.

The following are descriptions of each type of derivatives used during the period ended June 30, 2017:

Options

Call options give the owner of the option the right, but not the obligation, to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the portfolios, can reduce or eliminate position profits or create losses as well.

With options, there is minimal counterparty credit risk to the portfolios since options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees the options against defaults.

FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation ("OCC" or the "Clearinghouse"). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter ("OTC") options positions. The Disciplined Opportunity Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

3. DERIVATIVE TRANSACTIONS (CONTINUED)

Options (continued)

The premiums received by Disciplined Opportunity during the six months ended June 30, 2017, were as follows:

Disciplined Opportunity
Options outstanding at December 31, 2016	$3,844,908
Options written	3,724,316
Options closed	(1,336,832)
Options exercised	—
Options expired	(772,686)
Options outstanding at June 30, 2017	$5,459,706

The number of option contracts written by Disciplined Opportunity during the six months ended June 30, 2017, were as follows:

Disciplined Opportunity
Options outstanding at December 31, 2016	5,223
Options written	5,220
Options closed	(1,922)
Options exercised	—
Options expired	(961)
Options outstanding at June 30, 2017	7,560

Further information regarding derivative activity for Disciplined Opportunity can be found in the Schedules of Investments.

4. UNDERLYING FUNDS

Under a Fund-of-Funds structure, Alpha allocates its assets to affiliated and non-affiliated investment companies. Prior to April 26, 2017, Alpha allocated its assets to affiliated investment companies within the Underlying Funds Trust (the "UFT"). UFT was an open-end management investment company, organized as a Delaware statutory trust on March 27, 2006, and comprised two series of mutual funds, Long/Short Equity Portfolio and Relative Value — Long/Short Debt Portfolio each of which were diversified, open-ended management investment companies (the "Portfolio(s)"). On March 20, 2017, the Board approved a plan on behalf of the Portfolios to return each Portfolio's investor capital, as well as any previously undistributed taxable income and capital gains, to the applicable Portfolio's shareholders, on or about April 26, 2017. On April 26, 2017, each Portfolio returned its investors' capital and closed. Beginning April 11, 2017, Alpha began investing in Disciplined Opportunity. The Advisor and the Board may create additional Funds with additional Sub-Advisors from time to time to increase the number of Funds, and alternative investment strategies, available in which Alpha may invest.

Investment Transactions

Cost of purchases and proceeds from sales of the Funds and Portfolios for the six months ended June 30, 2017 (excluding short-term investments) were as follows:

	Alpha
	Purchases	Sales
Affiliated Underlying Funds
Event Driven*	$—	$18,782,613
Long/Short Equity Portfolio*	2,341,848	26,714,233
Managed Futures — Institutional Class*	—	18,992,887
Disciplined Opportunity	14,700,000	1,000,000
Relative Value — Long/Short Debt Portfolio*	—	7,533,235
Unaffiliated Underlying Funds	23,591,017	1,600,000
Total Purchases and Sales	$40,632,865	$74,622,968

*  This Fund liquidated on April 26, 2017.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

4. UNDERLYING FUNDS (CONTINUED)

Investment Transactions (continued)

Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2017 for Disciplined Opportunity (excluding short-term investments) are as follows:

Disciplined Opportunity
Purchases of securities	$17,531,044
Sales of securities	—

5. FEDERAL INCOME TAXES

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows:

	Alpha	Disciplined Opportunity
Cost of Investments	$60,469,950	$39,489,560
Gross tax unrealized appreciation	11,961,484	—
Gross tax unrealized depreciation	(3,101,728)	—
Net tax unrealized appreciation (depreciation)	$8,859,756	$—

The differences between book and tax basis of investments is primarily attributable to the tax deferral of wash sales, post-October losses, and other timing differences.

At December 31, 2016 the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Disciplined Opportunity
Net unrealized appreciation/(depreciation)	$8,859,756	$—
Undistributed ordinary income	—	437,620
Undistributed long-term capital gain	—	600,262
Capital loss carryover	—	—
Accumulated other gain/(loss)	860,192	—
Total distributable earnings/(losses)	$9,719,948	$1,037,882

The tax character of distributions for the Funds for the year ended December 31, 2016 was as follows:

	Alpha	Disciplined Opportunity
Distributions paid from:
Ordinary Income	$737,370	$54,477
Long-term capital gain	—	1,065,505
Tax Return of Capital*	20,948	—
Total distributions paid	$758,318	$1,119,982

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2016.

The tax character of distributions for the Funds for the year ended December 31, 2015 was as follows:

	Alpha	Disciplined Opportunity
Distributions paid from:
Ordinary Income	$2,473,445	$135,875
Long-term capital gain	—	1,056,120
Total distributions paid	$2,473,445	$1,191,995

*  Certain redemptions were deemed as distributions for income tax purposes due to the Alpha ownership of the respective Underlying Funds and Portfolios.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

5. FEDERAL INCOME TAXES (CONTINUED)

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2015.

At December 31, 2016, the following Funds deferred, on a tax basis, post-October losses of:

	Post October	Late Year Ordinary Loss
Alpha	$—	$398,441
Disciplined Opportunity	—	—

During the year ended December 31, 2016, Alpha utilized $2,177,622 in capital loss carryovers and $17,671,330 expired.

For the year ended December 31, 2016, the following adjustments were made on the Statements of Assets and Liabilities for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Alpha	$1,662,110	$(14,594,287)	$12,932,177
Disciplined Opportunity	593,497	(593,497)	—

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6. RELATED PARTY TRANSACTIONS AND OTHER

Investment Advisor

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the "Advisory Agreement"), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha	0.25%
Disciplined Opportunity	1.25%

Between January 1, 2017 through April 26, 2017, Alpha invested substantially all of its assets in UFT Portfolios. Each Portfolio paid a management fee of 1.75% of such Portfolio's average daily net assets to the Advisor, pursuant to the UFT's investment advisory agreement with the Advisor. The maximum, aggregate fee of the annual operating expenses of each UFT was capped at 2.00% of the average net assets of each Portfolios daily average net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on the Portfolios' borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

The Advisor has contractually agreed to waive its management fees and/or pay expenses of the Funds to ensure that the Funds' total Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table below through at least the date specified below. The Funds' operating expenses limitation agreement can only be terminated upon a vote of the Board. Any waiver in management fee or payment of expenses made by the Advisor may be recouped by the Advisor from the applicable Fund in, as discussed below, if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund's expenses and the expense limits in place at the time of such waiver or reimbursement. The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations. Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board. A Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

6. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Investment Advisor (continued)

	Class A	Class C	Institutional Class	End Date
Alpha	2.49%	3.24%	2.24%	4/30/2018
Disciplined Opportunity	n/a	n/a	1.75%	4/30/2018

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than a Fund's Expense Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of June 30, 2017 are as follows:

	Recoverable Amount	Year of Expiration
Alpha	$106,792	12/31/2020
Alpha	450,720	12/31/2019
Alpha	679,398	12/31/2018
Alpha	391,619	12/31/2017
Disciplined Opportunity	28,549	12/31/2020
Disciplined Opportunity	138,899	12/31/2019
Disciplined Opportunity	224,647	12/31/2018
Disciplined Opportunity	126,429	12/31/2017

Distribution

Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the "Distributor") for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of a Fund's Class A shares' average daily net assets. The Alpha Class C shares are subject to a Rule 12b-1 Distribution Plan in which the Advisor also compensates the Distributor in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers

U.S. Bancorp Fund Services, LLC ("USBFS" or the "Administrator") acts as the Funds' Administrator, Transfer Agent, and Fund Accountant and, in that capacity, performs various administrative and accounting services for the Funds. U.S. Bank, N.A. (the "Custodian"), an affiliate of USBFS, serves as the custodian to the Funds. Quasar Distributors, LLC (the "Sub-Distributor") acts as the Funds' sub-distributor. The Sub-Distributor is an affiliate of the Administrator. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian; coordinates the payment of the Funds' expenses and reviews the Funds' expense accruals. A Trustee and certain officers of the Trust are affiliated with the Administrator and Custodian. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, and custody services for the period ended June 30, 2017 are disclosed in the Statements of Operations.

Trustees and Officers

The Funds pay each independent Trustee an annual retainer fee for service to the Funds. Each Trustee is also reimbursed by the Funds for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each Fund were as follows:

	Alpha Class A	Alpha Class C	Alpha Institutional Class
Shares outstanding, December 31, 2015	662,007	2,329,260	25,554,815
Shares sold	12,913	11,665	1,070,400
Shares issued to shareholders in reinvestment of distributions	16,964	—	47,298
Shares issued in exchange for No Load Class	1,109,762	—	—
Shares redeemed	(507,649)	(1,260,258)	(22,467,800)
Shares outstanding, December 31, 2016	1,293,997	1,080,667	4,204,713
Shares sold	15,057	974	352,184
Shares issued to shareholders in reinvestment of distributions	—	—	—
Shares redeemed	(519,038)	(372,385)	(2,561,006)
Shares outstanding, June 30, 2017	790,016	709,256	1,995,891

Disciplined Opportunity Institutional Class
Shares outstanding, December 31, 2015	3,326,119
Shares sold	577,718
Shares issued to shareholders in reinvestment of distributions	106,095
Shares redeemed	(754,159)
Shares outstanding, December 31, 2016	3,255,773
Shares sold	1,849,280
Shares issued to shareholders in reinvestment of distributions	—
Shares redeemed	(245,111)
Shares outstanding, June 30, 2017	4,859,942

8. TRANSACTIONS WITH AFFILIATES

The Funds' transactions with affiliates represent holdings for which the respective Funds and the underlying investee funds have the same investment advisor or where the investee fund's investment advisor is under common control with the Fund's investment advisor. The Funds had the following transactions during the six months ended June 30, 2017, with affiliates:

Alpha:

Issuer Name	Share Balance at December 31, 2016	Purchases	Sales	Reinvestments	Share Balance at June 30, 2017	Value at June 30, 2017	2017 Realized Gains (Losses)	Dividend Income
Event Driven	1,649,047	—	(1,649,047)	—	—	$—	$7,305,298	$—
Long/Short Equity	3,067,671	301,730	(3,369,401)	—	—	—	5,769,565	—
Managed Futures — Institutional Class	2,630,740	—	(2,630,740)	—	—	—	(224,402)	—
Disciplined Opportunity	—	1,374,068	(91,841)	—	1,282,227	13,963,449	7,197	—
Relative Value — Long/Short Debt	890,727	—	(890,727)	—	—	—	236,938	—

9. OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.75% for Alpha. A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 18 months of purchase. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A Shares redeemed. Class C Shares include a 1.00% CDSC paid by shareholders that redeemed their shares within 364 days of purchase. As a result the redemption price may differ from the net asset

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

9. OFFERING PRICE PER SHARE (CONTINUED)

value per share. The public offering price for Institutional Class shares are the respective net asset values. Sales charges are not an expense of Alpha and are not reflected in the financial statements. No payments to related parties were made during the year.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS

FINANCIAL HIGHLIGHTS

	Class A
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2017 (Unaudited)		2016	2015	2014	2013	2012
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.37		$10.81	$11.39	$11.54	$10.58	$10.47
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.04)		(0.06)	(0.17)	(0.17)	(0.22)	(0.22)
Net realized and unrealized gain (loss) on investments	0.22		(0.23)	(0.39)	0.05	1.18	0.33
Total Gain (Loss) from Investment Operations	0.18		(0.29)	(0.56)	(0.12)	0.96	0.11
Less Dividends and Distributions:
Net investment income	—		(0.15)	(0.02)	(0.03)	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.15)	(0.02)	(0.03)	—	—
Net Asset Value, End of Period	$10.55		$10.37	$10.81	$11.39	$11.54	$10.58
Total Return	1.74	%(7)	(2.64)%	(4.93)%	(1.05)%	9.07%	1.05%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$8,334		$13,418	$7,159	$11,631	$9,704	$11,460
Ratio of expenses including dividend and interest expense to average net assets(3)(4)(5):	2.68	%(8)	3.92%	4.62%	4.39%	4.65%	4.84%
Ratio of expenses excluding dividend and interest expense to average net assets(3)(5):	2.49	%(8)	3.01%	3.49%	3.49%	3.99%	3.99%
Ratio of net investment income (loss) including dividend and interest expense to average net assets:	(0.77	)%(8)	(0.62)%	(1.49)%	(1.50)%	(2.00)%	(2.04)%
Ratio of dividend and interest expense to average net assets(4):	0.19	%(8)	0.91%	1.13%	0.90%	0.66%	0.85%
Portfolio turnover rate(6)	78	%(7)	60%	30%	32%	52%	41%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, the indirect annualized expense ratio for such expenses is 1.49%, 2.00%, 2.00%, 2.00%, 1.99%, and 1.98%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from the Portfolios of the Underlying Funds Trust. See Note 4 of notes to financial statements.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, the ratio of expenses gross of waiver is 3.13%, 4.59%, 5.22%, 4.99%, 4.75%, and 4.93%, respectively.

(6)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of affiliated Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements. The portfolio turnover rate of the unaffiliated Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2017 (Unaudited)		2016	2015	2014	2013	2012
Per Share Data(1):
Net Asset Value, Beginning of Period	$9.96		$10.31	$10.93	$11.13	$10.28	$10.25
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.08)		(0.17)	(0.24)	(0.25)	(0.29)	(0.29)
Net realized and unrealized gain (loss) on investments	0.22		(0.18)	(0.37)	0.05	1.14	0.32
Total Gain (Loss) from Investment Operations	0.14		(0.35)	(0.61)	(0.20)	0.85	0.03
Less Dividends and Distributions:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		—	(0.01)	—	—	—
Net Asset Value, End of Period	$10.10		$9.96	$10.31	$10.93	$11.13	$10.28
Total Return	1.41	%(7)	(3.39)%	(5.58)%	(1.80)%	8.27%	0.29%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$7,163		$10,767	$24,009	$30,313	$26,131	$31,646
Ratio of expenses including dividend and interest expense to average net assets(3)(4)(5):	3.43	%(8)	4.73%	5.37%	5.14%	5.40%	5.59%
Ratio of expenses excluding dividend and interest expense to average net assets(3)(5):	3.24	%(8)	3.82%	4.24%	4.24%	4.74%	4.74%
Ratio of net investment income (loss) including dividend and interest expense to average net assets:	(1.51	)%(8)	(1.68)%	(2.24)%	(2.25)%	(2.75)%	(2.79)%
Ratio of dividend and interest expense to average net assets(4):	0.19	%(8)	0.91%	1.13%	0.90%	0.66%	0.85%
Portfolio turnover rate(6)	78	%(7)	60%	30%	32%	52%	41%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, the indirect annualized expense ratio for such expenses is 1.49%, 2.00%, 2.00%, 2.00%, 1.99%, and 1.98%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from the Portfolios of the Underlying Funds Trust. See Note 4 of notes to financial statements.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, the ratio of expenses gross of waiver is 3.88%, 5.39%, 5.97%, 5.74%, 5.50% and 5.68%, respectively

(6)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of affiliated Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements. The portfolio turnover rate of the unaffiliated Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended
Hatteras Alpha Hedged Strategies Fund	June 30, 2017 (Unaudited)		2016	2015	2014	2013	2012
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.69		$11.05	$11.65	$11.80	$10.72	$10.50
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.07)	(0.12)	(0.12)	(0.11)	(0.11)
Net realized and unrealized gain (loss) on investments	0.22		(0.18)	(0.39)	0.05	1.20	0.33
Total Gain (Loss) from Investment Operations	0.19		(0.25)	(0.51)	(0.07)	1.09	0.22
Less Dividends and Distributions:
Net investment income	—		(0.11)	(0.09)	(0.08)	(0.01)	—
Net realized gains	—		—	—	—	—	—
Total Dividends and Distributions	—		(0.11)	(0.09)	(0.08)	(0.01)	—
Net Asset Value, End of Period	$10.88		$10.69	$11.05	$11.65	$11.80	$10.72
Total Return	1.78	%(7)	(2.23)%	(4.40)%	(0.57)%	10.12%	2.10%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$21,709		$44,935	$282,405	$529,205	$404,840	$189,889
Ratio of expenses including dividend and interest expense to average net assets(3)(4)(5):	2.43	%(8)	3.66%	4.12%	3.89%	3.65%	3.84%
Ratio of expenses excluding dividend and interest expense to average net assets(3)(5):	2.24	%(8)	2.75%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) including dividend and interest expense to average net assets:	(0.55	)%(8)	(0.66)%	(0.99)%	(1.00)%	(1.00)%	(1.04)%
Ratio of dividend and interest expense to average net assets(4):	0.19	%(8)	0.91%	1.13%	0.90%	0.66%	0.85%
Portfolio turnover rate(6)	78	%(7)	60%	30%	32%	52%	41%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.

(3)  Includes expenses from the affiliated Underlying Funds in which the Fund invests. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, the indirect annualized expense ratio for such expenses is 1.49%, 2.00%, 2.00%, 2.00%, 1.99%, and 1.98%, respectively, for the annual operating expenses. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

(4)  Includes dividend and interest expense from the Portfolios of the Underlying Funds Trust. See Note 4 of notes to financial statements.

(5)  Amount presented is net of waiver. For the six months ended June 30, 2017 and the years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013, and December 31, 2012, the ratio of expenses gross of waiver is 2.86%, 3.96%, 4.22%, 3.99%, 3.75%, and 3.93%, respectively.

(6)  The portfolio turnover rates shown here represent the Fund's investments in the Underlying Funds. For the portfolio turnover rate of affiliated Underlying Funds, see the Financial Highlights information presented in the accompanying financial statements. The portfolio turnover rate of the unaffiliated Underlying Funds is available from the SEC's EDGAR database at www.sec.gov.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (Unaudited) (continued)

TRUST FOR ADVISOR SOLUTIONS (CONTINUED)

FINANCIAL HIGHLIGHTS (CONTINUED)

	Institutional Class
	Six Months Ended		Year Ended December 31,
Hatteras Disciplined Opportunity Fund	June 30, 2017 (Unaudited)		2016	2015	2014
Per Share Data(1):
Net Asset Value, Beginning of Year	$10.42		$10.02	$10.23	$10.00
Gain (Loss) from Investment Operations:
Net investment loss(2)	(0.09)		(0.18)	(0.18)	(0.21)
Net realized and unrealized gain on investments	0.56		0.92	0.33	0.67
Total Gain from Investment Operations	0.47		0.74	0.15	0.46
Less Dividends and Distributions:
Capital gain distribution	—		(0.34)	(0.36)	(0.23)
Total Dividends and Distributions	—		(0.34)	(0.36)	(0.23)
Net Asset Value, End of Year	$10.89		$10.42	$10.02	$10.23
Total Return	4.51	%(4)	7.41%	1.40%	4.56%
Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$52,921		$33,931	$33,325	$33,939
Ratio of expenses to average net assets(3):	1.75	%(5)	1.75%	1.75%	2.08%
Ratio of net investment income (loss) to average net assets:	(1.73	)%(5)	(1.75)%	(1.75)%	(2.08)%
Portfolio turnover rate	0	%(4)	0%	75%	29%

(1)  Information presented relates to a share of capital stock outstanding for the entire period.

(2)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(3)  Amount presented is net of waiver. For the six months ended June 30, 2017, and the years ended December 31, 2016, December 31, 2015 and December 31, 2014, the ratio of expenses gross of waiver is 1.88%, 2.16%, 2.37%, and 2.78%, respectively.

(4)  Not annualized

(5)  Annualized

The accompanying notes are an integral part of these financial statements.

TRUST FOR ADVISOR SOLUTIONS

EXPENSE EXAMPLE

June 30, 2017 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund or Hatteras Disciplined Opportunity Fund (each a "Fund" and collectively "the Funds''), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES FUND

Based on Actual Total Return1

	Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[3]
Class A
Actual	1.74%	$1,000.00	$1,017.40	2.68%	$13.41
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,011.50	2.68%	13.37
Class C
Actual	1.41%	1,000.00	1,014.10	3.43%	17.13
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,007.79	3.43%	17.08
Institutional Shares
Actual	1.78%	1,000.00	1,017.80	2.43%	12.16
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,012.74	2.43%	12.13

HATTERAS DISCIPLINED OPPORTUNITY FUND

Institutional Class
Actual	4.51%	$1,000.00	$1,045.10	1.75%	$8.87
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,016.12	1.75%	8.75

1  For the six months ended June 30, 2017.

2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISOR

Hatteras Funds, LP
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL

Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

TOLL FREE TELEPHONE NUMBER:

1-877-569-2382

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without  charge upon request by calling 1-877-569-2382

The Funds' Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds' website, www.hatterasfunds.com, or on the SEC's website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the "SEC") no more than sixty days after the Trust's first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust's portfolio holdings as of the end of those fiscal quarters. The Trust's N-Q filings can be found free of charge on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

To reduce expenses, the Funds may mail only one copy of the Funds' prospectuses, proxy statements, information statements, and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-569-2382 or contact your financial institution. You will begin receiving individual copies thirty days after receiving your request.

This report must be accompanied or preceded by the Funds' current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Advisor Solutions

By (Signature and Title	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	September 6, 2017

By (Signature and Title)	/s/ Michael J. Belland
Michael J. Belland, Treasurer/Principal Financial Officer

Date	September 6, 2017

3